SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE CURRENCY RATES
	June 30, 2024	December 31, 2024
S$ to US$ Year End	1.3552	1.3662
S$ to US$ Average Rate	1.3482	1.3258

SCHEDULE OF EXPECTED USEFUL LIVES
Expected useful life
Renovation	5 years
Furniture & Fittings	3 years
Office Equipment	5 years
Machinery and equipment	5 years
Motor vehicles	5 years